Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 12 - EARNINGS PER SHARE

The following table sets forth the computations of basic and diluted earnings per share:

	Years Ended December 31,
	2017	2016	2015
	(In Thousands, Except Per Share Data)

Numerator, net income	$8,198	$6,711	$5,908

Denominator:
Weighted average shares outstanding	6,238	5,816	5,523
Less: Weighted average unvested restricted shares	(28)	(21)	(14)
Denominator: Basic earnings per share	6,210	5,795	5,510

Weighted average shares outstanding	6,210	5,795	5,523
Add: Dilutive effect of stock options	61	33	14
Denominator: Diluted earnings per share	6,271	5,828	5,537

Basic earnings per common share	$1.32	$1.16	$1.07

Diluted earnings per common share	$1.31	$1.15	$1.07

Stock options which had no intrinsic value because their effect would be anti-dilutive and therefore would not be included in the diluted EPS calculation were 0,  24,000, and 21,000 for the years ended December 31, 2017, 2016 and 2015, respectively, based on the closing price of the Company’s common stock which was $33.00,  $22.09 and $19.17 at December 31, 2017, 2016 and 2015, respectively.  All share and per share information has been restated to reflect the 50% stock dividend declared in 2017.